SPECIAL CHARGES, NET - Narratives (Details) $ in Millions	12 Months Ended
	Dec. 31, 2015 USD ($) employee	Dec. 31, 2014 USD ($) employee	Dec. 31, 2013 USD ($) employee
Restructuring and Related Activities [Abstract]
Special charges, net	$ 42.6	$ 14.2	$ 16.0
Restructuring Cost and Reserve [Line Items]
Expected charges to be incurred	15.4
Reporting segments | Food and Beverage
Restructuring and Related Activities [Abstract]
Special charges, net	$ 25.8	$ 4.6	$ 3.0
Restructuring Cost and Reserve [Line Items]
Number of employees terminated | employee	250	25	43
Asset impairment charges	$ 0.3	$ 0.7	$ 0.7
Reporting segments | Power and Energy
Restructuring and Related Activities [Abstract]
Special charges, net	$ 8.1	$ 7.3	$ 9.4
Restructuring Cost and Reserve [Line Items]
Number of employees terminated | employee	90	49	416
Asset impairment charges	$ 0.1	$ 0.8	$ 0.9
Reporting segments | Industrial
Restructuring and Related Activities [Abstract]
Special charges, net	$ 6.0	$ 1.4	$ 2.0
Restructuring Cost and Reserve [Line Items]
Number of employees terminated | employee	180	26	30
Asset impairment charges	$ 0.7
Other
Restructuring and Related Activities [Abstract]
Special charges, net	2.7	$ 0.9	$ 1.6
Restructuring Cost and Reserve [Line Items]
Asset impairment charges	$ 0.5